Mineral Properties and Deferred Exploration (Tables)	12 Months Ended
Aug. 31, 2019
Mineral Properties And Deferred Exploration
Schedule of prospecting operations

Section 30 of the Mining Act states that the amount that is to be spent on prospecting operations is to be prescribed by Regulation.

Period	Minimum expenditure (US$)
Initial period (4 years)	$500 per sq km for annum
First renewal (3 years)	$1,000 per sq km for annum
Second renewal (2 years)	$2,000 per sq km for annum

Schedule of continuity of expenditures on mineral properties

The continuity of expenditures on mineral properties is as follows:

	Buckreef	Kigosi	Itetemia	Luhala
	(a)	(b)	(c)	(d)	Total

Balance, September 1, 2017	$26,061,442	$11,903,553	$5,735,611	$3,219,697	$46,920,303
Exploration expenditures:
Camp, field supplies and travel	237,264	39,462	4,494	-	281,220
License fees and exploration and field overhead	687,004	115,597	-	-	802,601
Geological consulting and field wages	191,327	-	-	-	191,327
Geophysical and geochemical	-	-	-	-	-
Property acquisition costs	-	-	-	-	-
Trenching and drilling	14,080	-	-	-	14,080
Recoveries	-	-	-	-	-
Foreign exchange translation	946,218	432,029	208,156	116,920	1,703,323
	2,075,893	587,088	212,650	116,920	2,992,551
	28,137,335	12,490,641	5,948,261	3,336,617	49,912,854
Write-offs	-	-	-	-	-
Balance, August 31, 2018	$28,137,335	$12,490,641	$5,948,261	$3,336,617	$49,912,854
Exploration expenditures:
Camp, field supplies and travel	186,634	-	-	-	186,634
License fees and exploration and field overhead	829,148	45,945	-	2,733	877,826
Geological consulting and field wages	71,166	-	-	-	71,166
Geophysical and geochemical	-	-	-	-	-
Property acquisition costs	-	-	-	-	-
Trenching and drilling	2,001,931	-	-	-	2,001,931
Recoveries	-	-	-	-	-
Foreign exchange translation	524,041	232,630	110,783	62,142	929,596
	3,612,920	278,575	110,783	64,875	4,067,153
	31,750,255	12,769,216	6,059,044	3,401,492	53,980,007
Write-offs	-	(12,769,216)	(6,059,044)	(3,401,492)	(22,229,752)
Balance, August 31, 2019	$31,750,255	$-	$-	$-	$31,750,255